Total revenues - Summary of our main contracts (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period over which to recognize the drug discovery platform revenue	10 years
Maximum Extension Period For Specific Program	3 years
Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	€ 10,604,000	€ 9,466,000	€ 10,726,000